TRADE AND OTHER RECEIVABLES - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other receivables [abstract]
Trade receivables, net	$ 17,935	$ 19,012
Accrued revenue	252	116
Other receivables	1,278	851
Deposits	163	157
Prepayments	1,532	1,802
Trade and other receivables	$ 21,160	$ 21,938